TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
TRADE AND OTHER RECEIVABLES
Schedule of trade and other receivables

	December 31,
	2019	2018
Receivables from handset sales financing	16,845	14,252
Subscribers	10,980	13,495
Other trade receivables	4,427	4,049
Integration services	2,407	1,190
Roaming	1,912	3,763
Interconnect	1,624	2,193
Receivables from the sharing agreement	802	459
Receivables from sale of VF Ukraine	743	—
Bonuses from suppliers	724	492
Dealers	268	386
Other receivables	2,622	1,182
Allowance for ECL	(4,203)	(4,318)
Trade and other receivables, total	39,151	37,143
Less non-current portion	(3,556)	(2,600)
Trade and other receivables, current	35,595	34,543

Analysis of the age of trade and other accounts receivables

The analysis of the age of trade and other accounts receivables and the respective allowance for ECL as of December 31, 2019:

Receivables from subscribers and
dealers and other trade receivables	Weighted-	Gross	Loss allowance
assesed for impairement based on	average	carrying	(based on
provision matrix	loss rate	amount	provision matrix)	Credit-impaired
Current	—	21	—	No
1 - 30 days past due	4%	9,844	(395)	No
31 - 60 days past due	16%	522	(86)	No
60 - 90 days past due	38%	202	(77)	No
More than 90 days past due	64%	659	(421)	Yes
Total	9%	11,248	(979)

Receivables other than from	Weighted-	Gross	Loss allowance
subscribers and dealers and handset sales financing	average	carrying	(individually
assesed for impairement based on individual basis	loss rate	amount	assessed)	Credit-impaired
Current	1%	8,743	(77)	No
1 - 30 days past due	1%	2,020	(22)	No
31 - 60 days past due	2%	878	(14)	No
60 - 90 days past due	58%	1,581	(916)	No
More than 90 days past due	37%	2,039	(746)	Yes
Total	12%	15,261	(1,775)

	Weighted-		Loss allowance
	average	Gross carrying	(collectively
Receivables from handset sales financing	loss rate	amount	assessed)	Credit-impaired
Current	2%	15,085	(261)	No
1 - 30 days past due	15%	396	(60)	No
31 - 60 days past due	47%	125	(59)	No
60 - 90 days past due	61%	99	(60)	No
More than 90 days past due	88%	1,140	(1,009)	Yes
Total	9%	16,845	(1,449)

The analysis of the age of trade and other accounts receivables and the respective allowance for ECL as of December 31, 2018:

Receivables from subscribers and			Loss allowance
dealers and other trade receivables	Weighted-		(based on
assesed for impairement based on	average	Gross carrying	provision
provision matrix	loss rate	amount	matrix)	Credit-impaired

Current	1%	1,300	(5)	No

1 - 30 days past due	8%	9,707	(761)	No
31 - 60 days past due	14%	1,963	(285)	No
60 - 90 days past due	29%	719	(227)	No
More than 90 days past due	60%	1,282	(817)	Yes

Total	14%	14,971	(2,095)

Receivables other than from	Weighted-	Gross	Loss allowance
subscribers and dealers and handset sales financing	average	carrying	(individually
assesed for impairement based on individual basis	loss rate	amount	assessed)	Credit-impaired

Current	1%	6,656	(11)	No

1 - 30 days past due	1%	1,147	(3)	No
31 - 60 days past due	1%	615	(5)	No
60 - 90 days past due	2%	396	(9)	No
More than 90 days past due	19%	3,424	(689)	Yes

Total	5%	12,238	(717)

	Weighted-		Loss allowance
	average	Gross carrying	(collectively
Receivables from handset sales financing	loss rate	amount	assessed)	Credit-impaired

Current	2%	12,352	(205)	No

1 - 30 days past due	13%	414	(52)	No
31 - 60 days past due	43%	93	(40)	No
60 - 90 days past due	58%	68	(39)	No
More than 90 days past due	88%	1,325	(1,170)	Yes

Total	11%	14,252	(1,506)

Schedule of changes in the allowance for expected credit losses

	2019	2018
Balance, beginning of the year calculated under IAS 39	—	(2,344)
Additional allowance required under IFRS 9	—	(233)
Balance, beginning of the year, calculated under IFRS 9	(4,318)	(2,577)
Allowance for ECL	(4,290)	(3,210)
Accounts receivable written off	4,276	2,948
Disposal/(Acquisition) of subsidiaries	129	(1,479)
Balance, end of the year	(4,203)	(4,318)

Schedule of changes in the allowance for doubtful accounts receivable

2017
Balance, beginning of the year	(2,160)
Allowance for doubtful accounts	(2,880)
Accounts receivable written off	2,696
Balance, end of the year	(2,344)